Pensions and Other Post-employment Benefits - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Pensions and Other Post-employment Benefits [line items]
Long term rate of improvement per year		1.25%
GMP costs included in past service costs			£ 40
Augmentation costs included in past service costs		£ 58	43	£ 37
Augmentation costs arising from major restructuring programmes		47
Total value of the insurance contract		607
Special contributions		£ 343	£ 386	444
Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions	£ 400
Post-retirement benefits [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions	90
UK [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		45.00%	55.00%
Percentage allocated to liability matching assets		55.00%	45.00%
Special contributions		£ 78	£ 0	136
UK [member] | Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Payment due, 2020	£ 75
UK [member] | Other assets [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Loans on structured debt amount contributed to fair value of plan assets		£ 243	0	773
US [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		30.00%
Percentage allocated to liability matching assets		70.00%
Special contributions		£ 0	£ 125	78
Assumption for future medical inflation		6.25%	6.50%
US [member] | 2025 and thereafter [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Assumption for future medical inflation		5.00%
US [member] | Unfunded [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
US post retirement healthcare scheme obligation		£ 1,198	£ 1,179	£ 1,254